Related party transactions	6 Months Ended
Jun. 30, 2025
Disclosure of transactions between related parties [abstract]
Related party transactions	Related party transactions
Related parties are comprised of the Company’s executive officers and directors, including their affiliates, and any person that directly, or indirectly through one or more intermediaries, controls, is controlled by, or is under common control of, the Company.
Key management personnel are comprised of seven Executive Officers and Directors and six Non-Executive Directors as of June 30, 2025. Key management personnel were comprised of six Executive Officers and Directors and six Non-Executive Directors as of June 30, 2024.
The following table provides compensation for key management and non-executive directors (in USD thousands):

	Three months ended June 30,		Six months ended June 30,
	2025	2024	2025	2024
Salaries and other short-term employee benefits	$1,083	$347	$2,854	$1,516
Pension costs	69	60	140	130
Share-based compensation expense	3,290	2,678	6,211	5,489
Total	$4,442	$3,085	$9,205	$7,135
During the six months ended June 30, 2025 and 2024 no related party transactions with Executive Officers or Directors occurred.